The Timothy Plan

Timothy Plan Aggressive Growth Fund

Timothy Plan International Fund

Timothy Plan Large/Mid Cap Growth Fund

Timothy Plan Small Cap Value Fund

Timothy Plan Large/Mid Cap Value Fund

Timothy Plan Fixed Income Fund

Timothy Plan High Yield Bond Fund

Timothy Plan Israel Common Values Fund

Timothy Plan Defensive Strategies Fund

Timothy Plan Emerging Markets Fund

Timothy Plan Growth & Income Fund

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund (the “Funds”), a series of The Timothy Plan. The exhibits mirror risk/return summary information for the Fund in a supplement filed with the Securities and Exchange Commission pursuant to Rule 497(c) on February 5, 2018 (Accession Number: 0001193125-18-032230), which is incorporated herein by reference.